EQUITY INVESTMENTS AND OTHER FINANCIAL ASSETS - Other financial assets (Details) ¥ in Millions, $ in Millions	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Disclosure of financial assets [line items]
Other financial assets	¥ 114,513	$ 16,449	¥ 125,283
Other financial assets classified at FVTPL [member] | Money market funds [member]
Disclosure of financial assets [line items]
Other financial assets	6,660		19,366
Other financial assets classified at FVTPL [member] | Corporate wealth management products [member]
Disclosure of financial assets [line items]
Other financial assets	¥ 107,853		¥ 105,917